Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Liabilities

	2022	2021

Payables due to policyholders	860	1,229

Payables due to brokers and agents	489	467

Payables out of reinsurance	823	1,384

Social security and taxes payable	49	145

Income tax payable	10	4

Investment creditors	972	1,103

Cash collateral on derivative transactions	2,483	2,708

Cash collateral on securities lended	2,417	2,171

Cash collateral - other	64	76

Repurchase agreements	107	821

Lease liabilities	210	252

Other creditors	2,301	2,556

At December 31	10,785	12,916

Current	10,562	12,233

Non-current	223	683